Risk Management and Financial Instruments (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Risk Management and Financial Instruments [Line Items]
Percentage of VaR	99.00%
Purchase of cattle	$ 29,000,000	$ 356,000,000
Securities pledged as commodities and futures	$ 23,088	13,575
Bottom of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	25.00%
Top of range [Member]
Risk Management and Financial Instruments [Line Items]
Percentage of possible risk changes	50.00%
JBS USA and Its Subsidiaries [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 107,665	67,335
Direct Subsidiary Seara Alimentos [Member]
Risk Management and Financial Instruments [Line Items]
Securities pledged as commodities and futures	$ 36,713	$ 51,751